Income Taxes (Components Of The Company's Net Deferred Tax Asset) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax asset:
Net operating loss carry forwards	$ 220,247	$ 193,006
Net unrealized losses on derivative instruments	2,483	1,932
Basis difference on acquisition of GAAM Australian assets	9,597	9,597
Other	309	202
Valuation allowance	(22,268)	(19,412)
Total deferred tax asset	210,368	185,325
Deferred tax liability:
Excess of tax depreciation over book depreciation	(207,071)	(171,969)
Book/tax differences identified in connection with GAAM Portfolio acquisition:
Debt	(1,270)	(1,859)
Security deposits and maintenance reserve liability	(350)	(388)
Lease premiums, net	(14)	(142)
Net earnings of non-European Union member subsidiaries	(17,952)	(18,713)
Total deferred tax liability	(226,657)	(193,071)
Deferred tax (liability) asset, net	$ (16,289)	$ (7,746)